Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax benefit at Bermuda statutory rate		$ 0	$ 0
Foreign rate differential	[1]	(179,000)	(150,778)
Permanent disallowed IPR&D		15,347	111,432
Tax-effect of changes in the fair value of investments and loss from equity method investment		15,169	(22,472)
Nontaxable gain on sale of investment		(84,313)	0
Nontaxable gain on deconsolidation of business		(958)	(16,438)
Nondeductible executive compensation		25,973	905
Tax deficiencies (excess tax benefits) from stock-based compensation		12,918	(439)
Other permanent adjustments		10,912	2,457
Research tax credits		(10,113)	(10,555)
Valuation allowance		205,811	85,046
Tax rate changes		(2,444)	2,443
Other		(8,933)	85
Income tax provision		$ 369	$ 1,686
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax benefit at Bermuda statutory rate		0.00%	0.00%
Foreign rate differential(1)	[1]	19.38%	16.78%
Permanent disallowed IPR&D		(1.66%)	(12.40%)
Tax-effect of changes in the fair value of investments and loss from equity method investment		(1.64%)	2.50%
Nontaxable gain on sale of investment		9.13%	0.00%
Nontaxable gain on deconsolidation of business		0.10%	1.83%
Nondeductible executive compensation		(2.81%)	(0.10%)
Tax deficiencies (excess tax benefits) from share-based compensation		(1.40%)	0.05%
Other permanent adjustments		(1.18%)	(0.28%)
Research tax credits		1.09%	1.17%
Change in Valuation Allowance		(22.28%)	(9.46%)
Tax rate changes		0.26%	(0.27%)
Other		0.97%	(0.01%)
Total income tax expense		(0.04%)	(0.19%)

[1]	Primarily related to operations in the United States, Switzerland, the United Kingdom, and other jurisdictions with statutory tax rates different than the Bermuda rate.